PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	As of September 30,
	2021	2020
Buildings	$6,217,128	$5,486,663
Machinery	6,960,604	6,412,009
Furniture, fixtures and equipment	652,363	588,302
Motor vehicles	250,945	238,149
Total property plant and equipment, at cost	14,081,040	12,725,123
Less: accumulated depreciation	(6,076,185)	(5,221,949)
	8,004,855	7,503,174
Construction in progress (“CIP”)	—	367,506
Property, plant and equipment, net	$8,004,855	$7,870,680